SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

(b)   Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE’s subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b) Basis of consolidation (Continued)

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or the entity is structured with disproportionate voting rights, and substantially all of the activities are conducted on behalf of an investor with disproportionately few voting rights.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses or has the rights to receive benefits that are potentially significant to the entities.

As a foreign-invested company engaged in Internet-based businesses, the Group is subject to significant restrictions under current PRC laws and regulations, specifically the Company and its PRC subsidiary, 1 Pharmacy Technology, are both restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Company conducts the online operations principally through Yihao Pharmacy. Yihao Pharmacy holds the licenses necessary to conduct the internet-related operations of 1 Medicine Marketplace and 1 Pharmacy in China.

Since the Company does not have any equity interests in Yihao Pharmacy, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary, 1 Pharmacy Technology, entered into a series of contractual arrangements with Yihao Pharmacy and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Yihao Pharmacy shareholders' equity interests in it. Details of the key agreements entered into between 1 Pharmacy Technology, Yihao Pharmacy and each of its two individual shareholders nominated by the Founders (“Nominees”) in September 2013 are as follows:

The agreements that provide the Company effective control over the VIE include:

Exclusive Option Agreement: Under the exclusive option agreement, the Nominees granted an irrevocable assets and equity option to 1 Pharmacy Technology, that entitles 1 Pharmacy Technology or its designated entity or individual to acquire all or a portion of the assets owned by Yihao Pharmacy and its subsidiaries and all the equity interests held by nominees in Yihao Pharmacy and its subsidiaries at its sole discretion, at zero price or the lowest price permitted under PRC laws then in effect. The option may be exercised by 1 Pharmacy Technology or its designee. The exclusive option agreement remains effective for the same period as the exclusive support service agreement.

Proxy Agreement: Under the shareholder voting right proxy agreement, the Nominees irrevocably grant any person designated by 1 Pharmacy Technology the power to exercise all voting rights. This Agreement may not be terminated without the consent of 1 Pharmacy Technology, which may unilaterally terminate the agreement, by giving a thirty (30) day prior written notice to the Nominees. The proxy agreement remains in force for the same period as the exclusive support services agreement.

The agreements that transfer economic benefits to the Company include:

Equity Pledge Agreement: Under the equity pledge agreement, all of the equity interest in Yihao Pharmacy were pledged to 1 Pharmacy Technology to guarantee the performance of the obligations of Yihao Pharmacy and Nominees under the exclusive support services agreement, the proxy agreement, the exclusive option agreement, and repayment of all accounts payable to 1 Pharmacy Technology from time to time. If the Nominees or Yihao Pharmacy breach their respective contractual obligations, 1 Pharmacy Technology, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the equity pledge agreement, the Nominees shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Yihao Pharmacy without the prior written consent of 1 Pharmacy Technology. The equity pledge right enjoyed by 1 Pharmacy Technology will expire when the Nominees and Yihao Pharmacy have fully performed their respective contractual obligations, including but not limited to pay services fees to the 1 Pharmacy Technology under the exclusive support services agreement, authorize the 1 Pharmacy Technology to act as its attorney-in fact to exercise shareholders' rights of Nominees under the proxy agreements, grant exclusive option to the 1 Pharmacy Technology or any third party designated by 1 Pharmacy Technology to

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b) Basis of consolidation (Continued)

purchase all or part of their respective equity interests at the lowest price permitted by law under the exclusive option agreements, and repay all accounts payable to 1 Pharmacy Technology.

Exclusive Support Service Agreement: Pursuant to the exclusive support service agreement, 1 Pharmacy Technology provides Yihao Pharmacy with a series of technical support services and is entitled to receive related fees. This agreement shall be in full force and effective until Yihao Pharmacy's valid operation term as stated on business license expires. During the term of this agreement, 1 Pharmacy Technology shall be the exclusive provider of the services. Yihao Pharmacy shall not seek or accept similar services from other providers without the prior written approval of 1 Pharmacy Technology. The agreement will remain effective for ten years and will be automatically extended for another ten years thereafter, unless 1 Pharmacy Technology terminates the agreement or it is terminated in advance pursuant to other provisions of the agreement such as bankruptcy of one party or one party's failure to perform its obligation for more than six consecutive months due to a force majeure event.

In September 2019, exclusive support services agreements with each of the variable interest entities were amended, pursuant to which, the variable interest entities agree to pay service fees in an amount equivalent to the balance calculated as 3% of quarterly revenue (exclusive of revenue from related parties) of the variable interest entities on a quarterly basis. 1 Pharmacy Technology has the right to delay or waive payment of service fees at its discretion and the service fee level is subject to adjustment at any time upon mutual agreement between 1 Pharmacy Technology and the variable interest entities.

Similar contractual agreements were also entered into by 1 Pharmacy Technology, Yihao Pharmaceutical Chain and Yao Wang, and their respective shareholders in September 2013 and September 2019.

US GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable power of attorney has conveyed all shareholder rights held by the VIEs' shareholders to 1 Pharmacy Technology, including the right to appoint board members who nominate the general managers of the VIEs to conduct day-to-day management of the VIEs' businesses, and to approve significant transactions of the VIEs. In addition, the exclusive option agreements provide 1 Pharmacy Technology with a substantive kick-out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders' equity interest in the VIEs at zero price or the lowest price permitted under PRC laws then in effect. In addition, through the exclusive support services agreements, the Company established the right to receive benefits from the VIEs that could potentially be significant to the VIEs, and through the equity pledge agreement, the Company has, in substance, an obligation to absorb losses of the VIEs that could potentially be significant to the VIEs.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b) Basis of consolidation (Continued)

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

●	If the Group's ownership structure is found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of 1 Pharmacy Technology, revoking the business licenses or operating licenses of 1 Pharmacy Technology, shutting down the Group's servers or blocking the Group's websites, discontinuing or placing restrictions or onerous conditions on the Group's operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group's use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group's business;
●	The Group relies on contractual arrangements with the VIEs and their equity holders for a majority of its PRC operations, which may not be as effective as direct ownership in providing operational control;
●	The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders;
●	Under the contractual arrangements with the VIEs and their shareholders, (a) the Company may replace any such individual as a shareholder of the VIEs at the Company's discretion, and (b) each of two individuals has executed a power of attorney to appoint 1 Pharmacy Technology or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company's favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b) Basis of consolidation (Continued)

The following amounts and balances of the VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2019	2020
Current Assets:
Cash and cash equivalents	40,964	73,838
Restricted cash	12,631	57,638
Accounts receivable, net	60,173	143,210
Notes receivable, net	23,274	5,496
Inventories	389,195	298,020
Prepayments and other current assets	171,318	246,264
Total current assets	697,555	824,466
Property and equipment	15,599	10,168
Intangible assets, net	774	920
Long-term investments	140	140
Operating lease right-of-use assets	67,103	52,439
Other non-current assets	2,078	2,367
Total assets	783,249	890,500

Current Liabilities:
Short-term borrowings	(65,081)	—
Accounts payable	(394,242)	(667,032)
Accrued expenses and other current liabilities	(149,111)	(58,975)
Total current liabilities	(608,434)	(726,007)
Long-term operating lease liabilities	(47,750)	(33,843)
Total liabilities	(656,184)	(759,850)

	Year Ended December 31,
	2018	2019	2020
Net revenues	1,785,757	3,302,818	4,523,586
Total cost and expenses	(1,809,656)	(3,383,187)	(4,565,505)
Net loss	(23,899)	(80,369)	(41,919)

	Year Ended December 31,
	2018	2019	2020
Net cash used in operating activities	(112,425)	(263,750)	(194,149)
Net cash used in investing activities	(7,308)	(4,684)	(4,180)
Net cash provided by (used in) financing activities	—	87,892	(64,963)

The VIEs contributed approximately 99%, 84% and 55%of the Group’s consolidated revenues for each of the years ended December 31, 2018, 2019 and 2020. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of approximately 49% and 29%, respectively, of the consolidated total assets, and approximately 78% and 45%, respectively, of the consolidated total liabilities.

Since September 2013, 1 Pharmacy Technology started paying advertising fees and marketing fees to external suppliers for the VIEs and recharges all or portion of these expenses to the VIEs at cost given that VIEs are in a loss position. The advertising fees and marketing fees charged by 1 Pharmacy Technology were RMB 79,742, RMB 126,831 and RMB 206,083 for the years ended December 31, 2018, 2019 and 2020, respectively.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b) Basis of consolidation (Continued)

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends.

Use of estimates

(c)   Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include estimating inventory write-down, allowance of credit losses, the useful lives of long-lived assets, impairment of long-term investments and long-lived assets, assumptions used in valuation of share-based compensation, recoverability of deferred tax assets, sales return and the fair value of the financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Cash and cash equivalents

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

(e)   Restricted cash

Restricted cash mainly represents the Group's deposits to the banks as a form of security with respect to the Group's debt. The cash held as deposits in the bank are not available to fund the general operating purposes of the Group.

Short-term investments

(f)   Short-term investments

Available-for-sale financial securities include debt securities and are measured at fair value. Investments classified as available-for-sale debt securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ (deficit) equity. Debt securities in this category are wealth management products with expected return rate. These wealth management products are issued by a commercial bank in China.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(f)   Short-term investments (Continued)

On January 1, 2020, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASC 326") using the modified retrospective transition method. Available-for-sale debt securities are impaired if their fair value is below their amortized cost basis. Impairment shall be assessed at the individual security level. The Group does not combine separate contracts for purposes of determining whether an available-for-sale debt security is impaired or can contractually be prepaid or otherwise settled in such a way that the Group would not recover substantially all of its cost. The Group analyzes the impairment of its available-for-sale debt securities by considering factors including, but not limited to, its ability and intent to hold the individual security, and whether a decline in fair value of the Group’s available-for-sale debt securities is due to any credit related factors. If the Group determines that an impairment of an available-for-sale debt security is due to any credit related factors, losses related to a credit impairment will be recorded as an allowance for credit losses with an offsetting entry to net income, and the portion of losses related to a non-credit factors will be recorded in Other Comprehensive Income (“OCI”). If the Group determines that an impairment of the available-for-sale debt security is not related to any credit related factors, no allowance for credit loss expense is recorded, and the non-credit impairment loss will be recorded in OCI.

For periods prior to the adoption of ASC 326, the assessment of impairment of short-term investments was based on whether the decline in fair value is other-than-temporary. The Group assessed its available-for-sale debt securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair values. If the Group determined a decline in fair value is other-than-temporary, the cost basis of the individual security was written down to fair value as a new cost basis and the amount of the write-down was accounted for as a realized loss charged in the consolidated statement of income and comprehensive income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values.

As of December 31, 2019 and 2020, the fair value of the Group’s available-for-sale debt securities is equal to their amortized cost amounting to nil and RMB 300,167, respectively. The Group did not identify any factors that are indicative of impairment with respect to its available-for-sale debt securities.

Accounts receivable, net

(g)   Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group's customers, which is recorded net of allowance for credit losses.

On January 1, 2020, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments using the modified retrospective transition method. ASC 326 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss ("CECL") methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the consolidated financial statements.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(g)   Accounts receivable, net (Continued)

For periods prior to the adoption of ASC 326, the accounts receivable balance reflects invoiced revenue and is presented net of an allowance for doubtful accounts. The Group established an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Total allowance for
credit losses
Balance at December 31, 2018	—
Provision for doubtful accounts	—
Write-Offs	—

Balance at December 31, 2019	—
Credit loss expense	429
Write-Offs	—

Balance at December 31, 2020	429

Inventories

(h)   Inventories

Inventories, consisting of products available for sale, are accounted for using the weighted average cost method, and are valued at lower of cost or the net realizable value. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving or damaged products, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of products sold in the consolidated statements of comprehensive loss.

Property and equipment

(i)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. The renovations, betterments and interest cost incurred during construction are capitalized. Property and equipment are depreciated at their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-10 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive loss as the difference between the net sales proceeds and the carrying amount of the underlying asset. There was no interest cost capitalized during the years ended December 31, 2018, 2019 and 2020.

Intangible assets

(j)   Intangible assets

Intangible assets mainly consist of externally purchased software and licenses. Software are amortized over an estimated useful life of ten years on a straight-line basis. Licenses are amortized over the remaining estimated useful life on a straight-line basis.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

Impairment of long-lived assets

(k)   Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended December 31, 2018, 2019 and 2020, there was no impairment recognized for the Group's long-lived assets.

Long-term investments

(l)   Long-term investments

The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment.

Revenue recognition

(m)   Revenue recognition

The Group follows five steps for its revenue recognition under ASC 606:

●	Step 1: Identify the contract (s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group’s revenue is reported net of discount, value added tax and related surcharges. The primary sources of the Group’s revenues are as follows:

Product Revenues

The Group recognizes revenues from the sale of medicines, healthcare products and other wellness merchandise through its online platforms, including its internet website 1 Medicine Marketplace, cellular phone application, other online channels and its offline pharmacies mainly to individual consumers (the "B2C Business"). The Group also generates revenues from the sale of medicines to its pharmacy customers mainly through the online platform 1 Pharmacy (the "B2B Business"). In 2020, revenue generated from the corporate customers (mainly E-channel customers) who place orders through 1 Medicine Marketplace platform were reclassified to B2B business given the nature of the business (see Note 2(ad)) and therefore the classification in prior periods has been revised to conform to the current year presentation .

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(m)   Revenue recognition (Continued)

Under both B2C Business and B2B Business, revenues from product sales are recognized at the point in time when the delivery is made and when title and risk of loss transfers to the consumers and pharmacy customers. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to consumers and pharmacy customers ("transaction price"). To the extent that the transaction price includes variable consideration, the Group estimates the amount of variable consideration that should be included in the transaction price utilizing the most likely amount method. Variable consideration is included in the transaction price if, in the Group’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Group provides the right of return in circumstances when there is packing or delivery damage or other quality problems identified within 30 days which is considered to be a form of variable consideration. The Group estimates sales returns based on historical experience and based on such, the amount of sales returns accrual was insignificant as of December 31, 2019 and 2020.

The Group voluntarily provides discount coupons through its websites during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group’s platforms. The coupons are recorded as a reduction of revenue at the time of use.

Under both B2B and B2C Businesses the Group utilizes delivery service providers to deliver products to its consumers and pharmacy customers ("shipping activities") but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers and pharmacy customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers and pharmacy customers, but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

Product revenues are recorded net of surcharges and value added tax ("VAT") ranging from 0% to 13% for different kinds of products based on the sales amount. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group records revenues on a gross basis because the Group controls the products before they are transferred to the consumers and pharmacy customers determined on the basis that: (1) the Group is primarily responsible for fulfilling its promise to deliver the specified products to consumers and pharmacy customers; (2) the Group has inventory risk before the specified products are transferred to a consumers and pharmacy customers or after transfer of control to the consumers and pharmacy customers, and (3) the Group has discretion in establishing the price for the specified products.

Contract Assets and Liabilities

Contract assets include unbilled receivables, which were recorded in accounts receivable and not material as of December 31, 2019 and 2020.

Contract liabilities consist of advanced payments, which were recorded in accrued expenses and other current liabilities and not material as of December 31, 2019 and 2020.

Service revenues

Service revenues primarily consist of fees charged to third-party marketplace sellers for whom the Group acts as an agent to facilitate the marketplace sellers' online sales of their products through the online platforms 1 Medicine Marketplace and 1 Pharmacy, which is referred to as marketplace service ("MP") revenue. The Group has determined it is not the principal in the arrangement as it is not responsible to fulfill the order for the specified products, it does not bear the inventory risk for the products, nor does it have the ability to establish prices. The Group charges the marketplace sellers commission fees equal to an agreed percentage of the sales price of the product when a sale is completed and also charges market place sellers an annual non-refundable up-front fee for platform usage. The promise to the customer, which is the marketplace seller, is to arrange for the sale which is considered as one performance obligation. Therefore, the Group recognizes the up-front fee and commission at the point in time when the sale is completed.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

Cost of products sold

(n)   Cost of products sold

Cost of products sold consists of the purchase price of products and inbound shipping charges. The Group periodically receives rebates from certain vendors in the form of cash or credits that the Group can apply against trade amounts owed to vendors pursuant to a binding arrangement only if the Group completes a specified cumulative level of purchases within a specified time period. The rebates do not represent a payment for assets or services delivered to the vendor or a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the price the Group pays for the products purchased and therefore records such amounts as a reduction of cost of products sold and inventory when recognized in the consolidated financial statements. Rebates are earned based on reaching minimum purchase thresholds within a specified period, typically on a fiscal quarterly or annual basis. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistics staff, logistics centers rental expenses and depreciation expenses. Therefore, the Group’s cost of products sold may not be comparable to other companies which include such expenses in their cost of products.

Fulfillment expenses

(o)   Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses, and packaging expenses.

Selling and marketing expenses

(p)   Selling and marketing expenses

Selling and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials.

Advertising expenses are charged to the statements of comprehensive loss in the period incurred. The amounts of advertising expenses incurred were RMB30,221, RMB30,447 and RMB37,577 for the years ended December 31, 2018, 2019 and 2020, respectively.

Technology expenses

(q)   Technology expenses

Technology expenses primarily consist of technology infrastructure expenses, payroll, bonus and benefits of the employees in technology and system department as well as costs associated with the computer, storage and telecommunications infrastructure for internal use and enhancement to the Group's websites and platform applications.

For internal and external use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. The amount of the Group’s technology expenses qualifying for capitalization has been insignificant, and as a result, all development costs incurred for development of internal used software have been expensed as incurred.

General and administrative expenses

(r)   General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for corporate employees, legal, finance, rental expenses and other corporate overhead costs.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

Government grants

(s)   Government grants

Government grants represent rewards provided by the relevant PRC government authorities to the Group for tax refunds and support for investment in certain local districts, which are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized were RMB2,166, RMB358 and RMB 5,036 for the years ended December 31, 2018, 2019 and 2020, respectively, which were recorded in other operating income (expenses), net.

Income Taxes

(t)   Income Taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes

(u)   Value added taxes

The Group’s PRC subsidiaries are subject to VAT at rates ranged from 0% to 13% on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the products purchased by them. The VAT balance is recorded in other current assets or other current liabilities on the consolidated balance sheets.

Comprehensive income (loss)

(v)   Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of comprehensive loss, and other comprehensive loss includes foreign currency translation adjustments and fair value change of available-for-sale debt securities.

Foreign currency translation

(w)   Foreign currency translation

The reporting currency of the Group is the Renminbi ("RMB"). The functional currency of the Company and Yao Wang is the United States dollar ("US dollar"). The functional currency of all the other significant subsidiaries and the variable interest entities is RMB. The determination of the respective functional currency is based on the criteria of Accounting Standard Codification ("ASC") 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(w)   Foreign currency translation (Continued)

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive loss in the consolidated statements of shareholders’ (deficit) equity.

Concentration of credit risk

(x)   Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable mainly consist of amounts receivable from product delivery service providers and payment processing service providers, which are all with good collection history. There are no significant concentrations of credit risk. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers.

Concentration of customers

There were no customers individually representing 10% or more of revenues for the years ended December 31, 2018, 2019 and 2020.

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
Accounts receivable:
A	18.8%	*

* Less than 10%.

Concentration of suppliers

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2018, 2019 and 2020:

	Year Ended December 31,
	2018	2019	2020
Product purchases:
A	13.9%	*	*
B	12.7%	*	*

* Less than 10%.

There were no suppliers accounted for 10% or more of balances of accounts payable as of December 31, 2019 and 2020.

Foreign currency risk

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(y)   Foreign currency risk

Renminbi ("RMB") is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB 336,583 and RMB 1,071,366, which were denominated in RMB, as of December 31, 2019 and 2020, respectively.

Fair value

(z)   Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

The estimated fair value of the Group's financial instruments of which the inputs used to value are classified as Level 2 and are not reported at fair value, including cash and cash equivalents, restricted cash, short term investments, accounts receivable, other current assets, accounts payable, other current liabilities, approximates their carrying value due to their short-term nature.

As of December 31, 2020, information about inputs into the fair value measurement of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at Reporting Date Using
		Quoted Prices		Significant
	Fair Value	in Active Markets	Significant Other	Unobservable
	as of	for Identical	Observable	Inputs
	December 31, 2020	Assets (Level 1)	Inputs (Level 2)	(Level 3)

Wealth management products	300,167	—	300,167	—

The fair values of wealth management products are the suggested redemption price provided by the investment bank that sells such financial products. There are observable and market-based inputs but not quoted prices in active markets for identical assets. The total gain recognized for change in fair values of wealth management products is RMB 167 for the year ended December 31, 2020.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(z)   Fair value (Continued)

Since January 1, 2018, the Group adopted the ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10). Under the new guidance, entities no longer use the cost method of accounting as it was applied before and the new guidance requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, a company can elect to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (the "measurement alternative"). After management's assessment of each of the equity investments described in Note 8, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative. Certain non-financial assets are measured at fair value on a nonrecurring basis, including property, plant, and equipment, right-of-use assets, and intangible assets. They are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other significant assumptions to the discounted cash flow valuation methodology. For the years ended December 31, 2018, 2019 and 2020, there was no impairment recognized for non-financial assets.

Share-based compensation

(aa)   Share-based compensation

Awards Granted to Employees

The Group grants share options and restricted share units of the Company and its subsidiary to eligible employees and accounts for these share based awards in accordance with ASC 718 Compensation-Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using straight-line vesting method over the requisite service period, which is the vesting period. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed.

Prior to the IPO of the Company on September 12, 2018, the fair value of the stock options granted to employees is determined with the assistance of an independent third party valuation firm. The Black Scholes option pricing model was applied in determining the estimated fair value of the options granted to employees.

After the IPO of the Company, in determining the fair value of the share options and Ordinary Share Units, the closing market price of the underlying shares on the grant date is applied.

The Group estimates the Company's subsidiary's enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.

The compensation expense for the awards with performance conditions is based upon the Group's judgement of likely future performance and may be adjusted in future periods depending on actual performance.

Awards Granted to Non-Employees

Prior to the adoption of Accounting Standard Update 2018-07 Compensation - Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019, the Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 505, Equity-based payments to nonemployees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. As there is no performance commitment associated with the equity instrument issued to non-employees, the Group remeasures the awards using the then-current

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aa)   Share-based compensation (Continued)

fair value at each reporting date until the measurement date, generally when the services are completed and awards are vested, and attributes the changes in those fair values over the service period by straight-line method.

The Group adopted ASU 2018-07 on January 1, 2019 using the modified retrospective method and recognized the cost of services received from a nonemployee in exchange for an equity instrument based on the award’s grant-date fair value. Unvested equity-based payments to nonemployees have been remeasured at fair value as of the adoption date. The adoption did not have material effect on the consolidated financial statements.

Treasury shares

(ab) Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. As of December 31, 2020, under the repurchase plan, the Company had repurchased an aggregate of 1,997,620 ordinary shares on the open market for total cash consideration of RMB 34,972. The repurchased shares are presented as "treasury shares" in shareholders' equity on the Group's consolidated balance sheets.

Earnings (loss) per share

(ac) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group has stock options and restricted share units, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options and restricted share units is computed using the treasury stock method. Ordinary share equivalents are excluded from the computation of the diluted earnings (loss) per share in years when their effect would be anti-dilutive.

In September 2018, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital were reclassified and redesigned into Class A ordinary shares and Class B ordinary shares (Note 14). Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary shares and Class B ordinary shares.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

Segment reporting

(ad) Segment reporting

In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker (the "CODM") has been identified as the Co-Chairmen and Chief Executive Officer, who review the segment information when making decisions about allocating resources and assessing performance of the Group. The Group reorganized its operations into two segments: B2C segment and B2B segment in 2020, consistent with the change of the manner in which the CODM manages the business. As a result, segment information for all prior periods have been revised to conform to the current year presentation whereby the B2C business represents revenue generated from individual consumers while B2B business represents revenue generated from corporate customers. There are no internal revenue transactions between the reportable segments. The Group does not distinguish expenses between segments in its internal reporting, and reports expenses by nature as a whole. Furthermore, the Group's CODM is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarize the Group's product revenues and segment profit (loss) generated by its segments.

	Year Ended December 31,
	2018	2019	2020
B2C segment
Product revenues	709,585	636,430	666,223
Service revenues	13,512	17,818	25,043
Cost of products sold*	(628,590)	(535,577)	(551,998)
Segment profit for B2C Business	94,507	118,671	139,268

B2B segment
Product revenues	1,061,559	3,293,268	7,490,449
Service revenues	1,314	4,537	21,442
Cost of products sold*	(1,053,110)	(3,251,293)	(7,285,327)
Segment profit for B2B Business	9,763	46,512	226,564

Total segment profit	104,270	165,183	365,832

* For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

As the Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC, no geographical segments are presented.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ad) Segment reporting (Continued)

The following is a reconciliation of the reportable segments’ measures of profit or loss to the Group’s consolidated loss before income taxes:

	Year Ended December 31,
	2018	2019	2020

Total profit for reportable segments	104,270	165,183	365,832
Unallocated amounts:
Fulfillment expenses	(73,930)	(128,996)	(226,930)
Selling and marketing expenses	(260,040)	(340,562)	(399,610)
General and administrative expenses	(98,759)	(123,501)	(128,226)
Technology expenses	(71,248)	(61,902)	(92,080)
Other operating income (expenses), net	(668)	(3,735)	7,703
Interest income	4,352	4,802	6,312
Interest expense	—	(3,622)	(8,817)
Foreign exchange gain (loss)	2,459	(10,328)	5,547
Other income, net	11,531	834	3,161
Loss before income tax	(382,033)	(501,827)	(467,108)

Revenues from different product groups and services are as follows:

	Year Ended December 31,
	2018	2019	2020
Product Revenues	1,771,144	3,929,698	8,156,672
Drugs	1,490,834	3,595,419	7,398,433
Nutritional supplements	190,425	245,644	559,239
Contact lenses.	47,295	18,110	3,420
Medical supplies and devices	26,563	50,178	149,051
Other products.	16,027	20,347	46,529
Service Revenues	14,826	22,355	46,485
MP Service	12,490	17,239	30,533
Other Services	2,336	5,116	15,952
Total	1,785,970	3,952,053	8,203,157

Leases

(ae) Leases

Before January 1, 2019, the Group applied the ASC Topic 840, Leases, under which each lease is classified at the inception date as either a capital lease or an operating lease. All the Group’s leases were classified as operating lease under ASC Topic 840. The Group’s reporting for periods prior to January 1, 2019 continued to be reported in accordance with Leases (Topic 840).

After January 1, 2019, the Group adopted the ASC Topic 842, Leases (“ASC 842”). The Group determines if a contract is or contains a lease at the inception of the contract, and the Group classifies that lease as a finance lease if it meets certain criteria or as an operating lease when it does not. For a contract, in which the Group is a lessee, that contains fixed payments for both lease and non-lease components, the Group has elected to account for lease and non-lease components separately.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ae) Leases (Continued)

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use ("ROU") asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate ("IBR"). The Group's IBR is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located. Upon adoption of ASU 2016-02, the Group elected to use the remaining lease term as of January 1, 2019 in the Group's estimation of the applicable discount rate for leases that were in place at adoption. For the initial measurement of the lease liability for leases commencing after January 1, 2019, the Group used the discount rate as of the commencement date of the lease, incorporating the entire lease term. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date in the consolidated balance sheets. Current maturities and long-term portions of operating lease liabilities are classified as accrued expenses and other current liabilities and long-term operating lease liabilities, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liability with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group and lease incentives. The Group will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Group will record an impairment loss in other expenses in the consolidated statements of operations. ROU assets for operating leases are included in operating lease right-of-use assets in the consolidated balance sheets.

The Group’s leases include offices and warehouses, which are all classified as operating leases with fixed lease payments, or minimum payments, as contractually stated in the lease agreement. For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term.

Non-controlling interests

(af) Non-controlling interests

For the Company's consolidated subsidiaries and VIEs, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group's consolidated balance sheets and have been separately disclosed in the Group's consolidated statements of operations and comprehensive income/(loss) to distinguish the interests from that of the Company.

Recently issued accounting pronouncements

(ag) Recently issued accounting pronouncements

New Accounting Pronouncements Recently Adopted

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326)”, which has been subsequently updated by ASU 2019-04, 2019-05, 2019-10, 2019-11 and 2020-03. The amendments change the impairment model for most financial assets, and will require the use of an “expected loss” model for instruments measured at amortized cost. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The Group adopted this standard effective January 1, 2020 using the modified-retrospective approach, which no cumulative-effect adjustments were made.

In August 2018, the FASB issued ASU 2018-13 “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. This guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ag) Recently issued accounting pronouncements (Continued)

other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Certain disclosures required by this guidance must be applied on a retrospective basis and others on a prospective basis. The guidance will be effective for fiscal years beginning after December 15, 2019, although early adoption is permitted. The adoption of this standard did not have a material impact on the disclosures.

New Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB's overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after December 15, 2020, and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Group does not expect the adoption of this new standard to have any material impact on its consolidated financial statements.

Convenience translation

(ah) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of 6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2020, or at any other rate.